Pay vs Performance Disclosure - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following information sets forth the relationship between executive "compensation actually paid" or "CAP" as calculated as described below and certain financial performance of the Company in accordance with SEC rules. It includes compensation for our Principal Executive Officer, or PEO, and average compensation for our NEOs other than our PEO, or the non-PEO NEOs.

					Value of Initial Fixed $100 Investment Based on:
			Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(3)	S&P 1500 Application Software Index Total Stockholder Return(3)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)					Net Income (in thousands)	Revenue (in thousands)(4)
2025	$7,492,018	$(651,939)	$5,527,823	$2,501,928	$115.00	$123.21	$(47,652)	$443,639
2024	$7,781,711	$16,736,922	$3,320,850	$7,093,507	$182.85	$117.37	$(40,835)	$333,849
2023	$4,306,036	$11,410,536	$4,051,065	$8,567,454	$120.89	$106.63	$(62,913)	$264,831
2022	$998,299	$(4,781,701)	$5,577,254	$2,997,881	$72.73	$64.93	$(58,600)	$204,270

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our CEO during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Alex Shootman	W. Bryan Hill, Cassandra Hudson, Douglas A. Linebarger
2024	Alex Shootman	W. Bryan Hill, Stephen Bohanon, Douglas A. Linebarger
2023	Alex Shootman	W. Bryan Hill, Stephen Bohanon
2022	Alex Shootman	W. Bryan Hill, Stephen Bohanon

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (TSR) on our Common Stock and the cumulative TSR on the S&P 1500 Application Software Index (the “Peer Group TSR”), which is the same peer group used for the Stock Return Performance Graph included in our Annual Report on Form 10‑K, through December 31, 2022, 2023, 2024, and 2025. The table assumes $100 was invested at the market close on December 31, 2021. Data for the Peer Group TSR assumes reinvestment of dividends.
PEO Total Compensation Amount	$ 7,492,018	$ 7,781,711	$ 4,306,036	$ 998,299
PEO Actually Paid Compensation Amount	$ (651,939)	16,736,922	11,410,536	(4,781,701)
Adjustment To PEO Compensation, Footnote	The most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025 to our performance was GAAP revenue.

	PEO	NEO
	2025	2025
Summary Compensation table total for applicable year	$7,492,018	$5,527,823
Decrease in Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(6,222,675)	(4,915,874)
Increase in Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,745,691	3,328,663
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,828,539)	(911,407)
Increase in Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	969,646	267,707
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(3,808,080)	(794,984)
Compensation Actually Paid	$(651,939)	$2,501,928

Non-PEO NEO Average Total Compensation Amount	$ 5,527,823	3,320,850	4,051,065	5,577,254
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,501,928	7,093,507	8,567,454	2,997,881
Adjustment to Non-PEO NEO Compensation Footnote	The most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025 to our performance was GAAP revenue.

	PEO	NEO
	2025	2025
Summary Compensation table total for applicable year	$7,492,018	$5,527,823
Decrease in Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(6,222,675)	(4,915,874)
Increase in Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,745,691	3,328,663
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,828,539)	(911,407)
Increase in Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	969,646	267,707
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(3,808,080)	(794,984)
Compensation Actually Paid	$(651,939)	$2,501,928

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the S&P Composite 1500 Application Software Index. TSR values begin with and are indexed to close of trading on December 31, 2021.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and net income over the four most recently completed fiscal years for the Company.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and revenue over the four most recently completed fiscal years for the Company.

Tabular List, Table
We believe that the following represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025 to our performance:

1.Revenue
2.Adjusted EBITDA[1]

(1)Adjusted EBITDA is a non-GAAP financial measure. For information on Adjusted EBITDA, a reconciliation to net loss, the most directly comparable GAAP financial measure, as calculated by us, please see Part II, Item 7: "Management's Discussion and Analysis of Financial Condition and Results of Operations" included in our Annual Report on Form 10-K for the year ended December 31, 2025 filed with the SEC on February 26, 2026.

Total Shareholder Return Amount	$ 115.00	182.85	120.89	72.73
Peer Group Total Shareholder Return Amount	123.21	117.37	106.63	64.93
Net Income (Loss)	$ (47,652,000)	$ (40,835,000)	$ (62,913,000)	$ (58,600,000)
Company Selected Measure Amount	443,639,000	333,849,000	264,831,000	204,270,000
PEO Name	Alex Shootman	Alex Shootman	Alex Shootman	Alex Shootman
Additional 402(v) Disclosure	The calculation of 2025 Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the CEO and our remaining NEOs as set forth below: Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to the closing price per share on the applicable year‑end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s). Fair value is determined based on the same methodology as used to determine grant‑date fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 2 to our consolidated financial statements in our Annual Report on Form 10‑K for the fiscal year ended December 31, 2025 and prior fiscal years.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,222,675)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,745,691
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,828,539)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	969,646
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,808,080)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,915,874)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,328,663
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(911,407)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,707
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (794,984)